Segmented information - Disclosure of revenue information based on services provided by the Company (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of products and services [line items]
Revenue	$ 12,126,793	$ 12,164,115
Business consulting, strategic IT consulting and systems integration
Disclosure of products and services [line items]
Revenue	5,403,826	5,554,622
Managed IT and business process services
Disclosure of products and services [line items]
Revenue	$ 6,722,967	$ 6,609,493